DERIVATIVES - Offsetting of Financial Assets and Liabilities and Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives: not designated for hedge accounting
Assets
Net Amount Presented in the Balance Sheets	$ 7,926	$ 12,303
Liabilities
Net Amount Presented in the Balance Sheets	8,046	11,261
Derivative
Assets
Gross Amount Recognized	8,024	12,309
Gross Amount Offset in the Balance Sheets	6,980	10,724
Net Amount Presented in the Balance Sheets	1,044	1,585
Gross Amount not Offset in the Balance Sheets	(848)	(961)
Net Amount	196	624
Liabilities
Gross Amount Recognized	7,577	10,738
Gross Amount Offset in the Balance Sheets	6,980	10,724
Net Amount Presented in the Balance Sheets	597	14
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	597	14
Other financial assets
Assets
Gross Amount Recognized	1,791	1,325
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	1,791	1,325
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	1,791	1,325
Other invested assets
Assets
Gross Amount Recognized	9,815	13,634
Gross Amount Offset in the Balance Sheets	6,980	10,724
Net Amount Presented in the Balance Sheets	2,835	2,910
Gross Amount not Offset in the Balance Sheets	(848)	(961)
Net Amount	1,987	1,949
Other financial liabilities
Liabilities
Gross Amount Recognized	4,588	3,502
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	4,588	3,502
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	4,588	3,502
Other liabilities
Liabilities
Gross Amount Recognized	12,165	14,240
Gross Amount Offset in the Balance Sheets	6,980	10,724
Net Amount Presented in the Balance Sheets	5,185	3,516
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	5,185	3,516
Swaptions | Derivatives: not designated for hedge accounting
Assets
Net Amount Presented in the Balance Sheets	0	0
Liabilities
Net Amount Presented in the Balance Sheets	$ 0	$ 0